Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																					13 Months Ended
	Aug. 31, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Feb. 28, 2017	Aug. 31, 2016	Feb. 29, 2016	Aug. 31, 2015	Aug. 31, 2021
Class A
Account Value [Line Items]
Accumulated Value	$ 36,077	$ 33,276	$ 29,558	$ 26,555	$ 23,032	$ 20,397	$ 20,204	$ 22,839	$ 30,275	$ 32,769	$ 23,927	$ 15,727	$ 14,994	$ 15,120	$ 16,088	$ 12,455	$ 10,556	$ 9,016	$ 8,654	$ 8,178	$ 9,425
Class C
Account Value [Line Items]
Accumulated Value	36,365	33,624	29,941	26,964	23,445	20,814	20,676	23,421	31,128	33,781	24,729	16,320	15,601	15,767	16,816	13,043	11,088	9,493	9,139	8,658	10,000
No Load
Account Value [Line Items]
Accumulated Value	39,795	36,613	32,431	29,066	25,153	22,211	21,958	24,751	32,730	35,335	25,742	16,872	16,061	16,169	17,190	13,292	11,256	9,604	9,206	8,692	10,000
S P 500 Index A [Member]
Account Value [Line Items]
Accumulated Value	39,076	35,780	33,721	30,218	26,524	23,164	22,876	25,094	25,769	21,561	19,647	16,422	16,112	15,179	15,655	14,500	13,082	12,382	11,255	9,908	10,000
S P 500 Index C [Member]
Account Value [Line Items]
Accumulated Value	39,076	35,780	33,721	30,218	26,524	23,164	22,876	25,094	25,769	21,561	$ 19,647	16,422	16,112	15,179	15,655	14,500	13,082	12,382	11,255	9,908	10,000
S P 500 Index No Load [Member]
Account Value [Line Items]
Accumulated Value	$ 39,076	$ 35,780	$ 33,721	$ 30,218	$ 26,524	$ 23,164	$ 22,876	$ 25,094	$ 25,769	$ 21,561		$ 16,422	$ 16,112	$ 15,179	$ 15,655	$ 14,500	$ 13,082	$ 12,382	$ 11,255	$ 9,908	$ 10,000	$ 19,647